STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($)	Class A CIK 0001822888 Virtuoso Acquisition Corp [Member] Common Stock [Member]	Class B CIK 0001822888 Virtuoso Acquisition Corp [Member] Common Stock [Member]	Class B Common Stock [Member]	CIK 0001822888 Virtuoso Acquisition Corp [Member] Additional Paid-in Capital	CIK 0001822888 Virtuoso Acquisition Corp [Member] Accumulated Deficit	CIK 0001822888 Virtuoso Acquisition Corp [Member]	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at beginning of period at Dec. 31, 2018			$ 67,000				$ 94,231,000	$ (62,871,000)	$ 31,752,000
Balance at beginning of period (shares) at Dec. 31, 2018			5,296,549
Class B common stock issued to Sponsor							(1,000)
Balance at end of period at Dec. 31, 2019			$ 67,000				94,315,000	(91,895,000)	$ 3,830,000
Balance at end of period (shares) at Dec. 31, 2019			5,296,549
Aggregate number of common shares									55,744
Balance at end of period at Dec. 31, 2020		$ 575	$ 67,000	$ 24,425	$ (732)	$ 24,268	104,799,000	(146,770,000)	$ (41,776,000)
Balance at end of period (shares) at Dec. 31, 2020		5,750,000	5,296,549
Balance at beginning of period at Aug. 24, 2020	$ 0	$ 0		0	0	0
Balance at beginning of period (shares) at Aug. 24, 2020	0	0
Class B common stock issued to Sponsor		$ 345		24,655		25,000
Aggregate number of common shares		3,450,000
Net loss						(683)
Balance at end of period at Sep. 30, 2020		$ 345	$ 67,000	24,655	(683)	24,317	94,315,000	(114,780,000)	(18,634,000)
Balance at end of period (shares) at Sep. 30, 2020		3,450,000	5,296,549
Balance at beginning of period at Aug. 24, 2020	$ 0	$ 0		0	0	0
Balance at beginning of period (shares) at Aug. 24, 2020	0	0
Class B common stock issued to Sponsor		$ 575		24,425	0	25,000
Aggregate number of common shares		5,750,000
Net loss		$ 0		0	(732)	(732)
Balance at end of period at Dec. 31, 2020		$ 575	$ 67,000	24,425	(732)	24,268	104,799,000	(146,770,000)	(41,776,000)
Balance at end of period (shares) at Dec. 31, 2020		5,750,000	5,296,549
Class A common stock subject to possible redemption				(1,146,425)	(20,748,958)	(21,895,383)
Balance at end of period at Mar. 31, 2021		$ 575	$ 67,000		(17,573,343)	(17,572,768)	121,760,000	(226,203,000)	(104,572,000)
Balance at end of period (shares) at Mar. 31, 2021		5,750,000	5,296,549
Balance at beginning of period at Dec. 31, 2020		$ 575	$ 67,000	$ 24,425	(732)	24,268	104,799,000	(146,770,000)	(41,776,000)
Balance at beginning of period (shares) at Dec. 31, 2020		5,750,000	5,296,549
Net loss						(7,498,549)
Balance at end of period at Sep. 30, 2021		$ 575	$ 70,000		$ (28,248,239)	$ (28,247,664)	$ 146,768,000	$ (308,678,000)	$ (157,684,000)
Balance at end of period (shares) at Sep. 30, 2021		5,750,000	5,476,837